The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, WI 53202

November 4, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        The RBB Fund, Inc. (the “Company”)
1933 Act Registration File No. 033-20827
1940 Act Registration File No. 811-05518
F/m Emerald Life Sciences Innovation ETF (the "Fund")

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated October 29, 2024, and filed electronically as Post-Effective Amendment No. 333 to the Company’s Registration Statement on Form N-1A.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at edward.paz@usbank.com

Sincerely,

/s/ Edward Paz
Edward Paz
Assistant Secretary